Significant Customers and Concentration of Credit Risk (Details)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Net sales [Member] | Customer concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	32.60%	31.70%	33.70%
Net sales [Member] | Customer concentration risk [Member] | Southern Glazer's Wine and Spirits [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	14.10%	13.40%	15.40%
Accounts receivable [Member] | Credit concentration risk [Member] | Southern Glazer's Wine and Spirits [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	32.10%	32.00%	24.40%